Shareholders’ Equity (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Ordinary Shares Issuance and Outstanding

Date	Events	Number of shares	Par value	Amount
August 2, 2022	Share issued upon incorporation	50,000	1	50,000
December 2, 2022	Share surrender and cancellation by sole shareholder	(49,999)	1	(49,999)
November 25, 2022	Share allotted and issued	11,249	1	11,249
December 5, 2022	Share Subdivision	22,488,750	0.0005	-
December 8, 2022	Share surrender and cancellation by sole shareholder	(6,450,000)	0.0005	(3,225)
June 2, 2023	Share surrender and cancellation by sole shareholder	(2,925,000)	0.0005	(1,463)
June 12, 2023	Share surrender and cancellation by sole shareholder	(375,000)	0.0005	(188)
June 15, 2023	Share surrender and cancellation by sole shareholder	(1,500,000)	0.0005	(750)
November 22, 2024	Issue of shares pursuant to IPO	1,725,000	0.0005	864
	Ordinary Shares issued and outstanding as of March 31, 2026 and 2025	12,975,000		6,488